Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue Table
The following tables contain the Company’s total revenue, excluding revenue of the Teekay Gas Business (see Note 22), for the years ended December 31, 2024, 2023 and 2022, by contract type, by segment and by business line within segments.

	Year Ended December 31, 2024
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charters	1,066,963	—	1,066,963
Time charters	24,773	1,142	25,915
Management fees and other	14,542	112,954	127,496
	1,106,278	114,096	1,220,374

	Year Ended December 31, 2023
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charters	1,321,487	—	1,321,487
Time charters	31,149	—	31,149
Management fees and other	11,816	100,523	112,339
	1,364,452	100,523	1,464,975

	Year Ended December 31, 2022
	Tankers	Marine Services and Other	Total

	$	$	$
Voyage charters	1,039,262	—	1,039,262
Time charters	14,738	—	14,738
FPSO contracts	—	27,064	27,064
Management fees and other	9,111	100,009	109,120
	1,063,111	127,073	1,190,184

Breakdown of lease revenue and non-lease revenue
The following table contains the Company's total revenue, excluding revenue of the Teekay Gas Business (see Note 22), by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	1,092,469	1,352,636	1,062,738
Variable lease payments – cost reimbursements (1)	409	—	18,326
	1,092,878	1,352,636	1,081,064
Non-lease revenue
Management fees and other income	127,496	112,339	109,120
Total	1,220,374	1,464,975	1,190,184
(1)Reimbursement for vessel operating expenditures, dry-docking expenditures and decommissioning expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer or decommission an asset or location.